Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash Flows From Operations
Net income (loss)	$ 117.2	$ 162.6
Adjustments to reconcile net income to net cash flows from operations:
Provision for credit losses	36.7	19.5
Net depreciation, amortization and (accretion)	163.2	173.1
Net gains on equipment, receivable and investment sales	(14.4)	(29.9)
Provision for deferred income taxes	3.4	6.7
Increase in finance receivables held for sale	(12.8)	(4.3)
Decrease in other assets	(4.2)	(61.5)
Increase (decrease) in accrued liabilities and payables	(62.2)	(197.3)
Net cash flows provided by operations	226.9	68.9
Cash Flows From Investing Activities
Loans originated and purchased	(4,044.4)	(4,613.7)
Principal collections of loans	3,618.9	3,420.4
Purchases of investment securities	(3,262.4)	(3,912.7)
Proceeds from maturities of investment securities	3,642.7	3,255.1
Proceeds from asset and receivable sales	484.1	364.8
Purchases of assets to be leased and other equipment	(734.6)	(190.7)
Net increase in short-term factoring receivables	(118.3)	(243.8)
Acquisitions, net of cash received	(245.5)
Change in restricted cash	(1,365.2)	(18.0)
Net cash flows provided by (used in) investing activities	(2,024.7)	(1,938.6)
Cash Flows From Financing Activities
Proceeds from the issuance of term debt	1,136.7	110.4
Repayments of term debt	(578.5)	(562.5)
Net increase in deposits	663.4	1,018.9
Collection of security deposits and maintenance funds	137.5	122.2
Use of security deposits and maintenance funds	(128.5)	(117.8)
Repurchase of common stock	(135.6)
Dividends paid	(19.8)
Net cash flows (used in) provided by financing activities	1,075.2	571.2
Increase (decrease) in cash and cash equivalents	(722.6)	(1,298.5)
Unrestricted cash and cash equivalents, beginning of period	5,081.1	5,636.2
Unrestricted cash and cash equivalents, end of period	4,358.5	4,337.7
Supplementary Cash Flow Disclosure
Interest paid	(299.5)	(301.3)
Federal, foreign, state and local income taxes (paid) collected, net	(6.6)	(39.2)
Supplementary Non Cash Flow Disclosure
Transfer of assets from held for investment to held for sale	464.4	186.9
Transfer of assets from held for sale to held for investment	$ 31.0	$ 8.0